Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property, Plant and Equipment

	Oyu Tolgoi
Year Ended December 31, 2018	Mineral property interests	Plant and equipment	Capital works in progress	Other capital assets	Total

Net book value:

January 1, 2018	$834,310	$3,197,491	$3,315,171	$-	7,346,972

Additions	21,137	-	1,328,927	-	1,350,064

Interest capitalized (Note 7)	-	-	334,668	-	334,668

Depreciation for the year	(56,334)	(133,070)	-	-	(189,404)

Disposals and write offs	-	(3,995)	-	-	(3,995)

Transfers and other movements	-	203,021	(203,021)	-	-
December 31, 2018	$799,113	$3,263,447	$4,775,745	$-	$8,838,305

Cost	1,247,246	4,729,132	4,775,745	1,152	10,753,275

Accumulated depreciation / impairment	(448,133)	(1,465,685)	-	(1,152)	(1,914,970)
December 31, 2018	$799,113	$3,263,447	$4,775,745	$-	$8,838,305

Non-current assets pledged as security (a)	$799,113	$3,263,447	$4,775,745	$-	$8,838,305

	Oyu Tolgoi
Year Ended December 31, 2017	Mineral property interests	Plant and equipment	Capital works in progress	Other capital assets	Total

Net book value:

January 1, 2017	$854,089	$3,394,948	$2,167,962	$32	$6,417,031

Additions	47,270	-	1,005,219	-	1,052,489

Interest capitalized (Note 7)	-	-	200,764	-	200,764

Depreciation for the year	(67,049)	(253,296)	-	(32)	(320,377)

Disposals and write offs	-	(2,935)	-	-	(2,935)

Transfers and other movements	-	58,774	(58,774)	-	-
December 31, 2017	$834,310	$3,197,491	$3,315,171	$-	$7,346,972

Cost	1,226,109	4,541,570	3,315,171	1,152	9,084,002

Accumulated depreciation / impairment	(391,799)	(1,344,079)	-	(1,152)	(1,737,030)
December 31, 2017	$834,310	$3,197,491	$3,315,171	$-	$7,346,972

Non-current assets pledged as security (a)	$834,310	$3,197,491	$3,315,171	$-	$7,346,972
(a)

In addition to property, plant and equipment, at December 31, 2018 current and non-current inventory of $243.0 million (December 31, 2017 - $274.1 million) and $18.7 million (December 31, 2017 - $43.4 million) respectively are pledged as security for the project finance facility.

(b)

At December 31, 2018, the Company reviewed impairment indicators at the Oyu Tolgoi cash-generating unit level and identified that there was an indicator of impairment. The recoverable amount was assessed as the higher of value in use and FVLCD. The recoverable amount was determined by reference to a FVLCD model using discounted post-tax cash flows in line with the Company’s accounting policy for impairment of non-current assets set out in Note 2 (k).